Unaudited Pro Forma Consolidated Balance Sheet as of June 30, 2012 (USD $)	Jun. 30, 2012
PernixConsolidatedHistorical
Cash and cash equivalents	$ 8,765,139
Accounts receivable less allowance for doubtful accounts of zero at June 30, 2012	17,446,664
Other receivables	271,096
Inventories	1,449,700
Deferred tax asset	1,588,953
Prepaid expenses and other current assets	394,697
Total current assets	29,916,249
Plant, and equipment, net of accumulated depreciation of $806,849 at June 30, 2012	408,567
Deferred tax asset, (net of valuation allowance of $22,103,132 at June 30, 2012)	3,729,878
Other assets	47,533
Total assets	34,102,227
Accounts payable	4,979,538
Accounts payable - related party	35,088
Accounts Payable - Others	31,701
Accrued expenses	10,575,840
Interest payable - related party	452,412
Short term debt	17,292
Short term debt - related party	1,000,000
Billings in excess of costs and estimated earnings	6,064,490
Dividends payable	103,109
Total current liabilities	23,259,470
Long Term Debt	30,471
Long-term debt - related party	1,274,301
Total liabilities	24,564,242
Convertible senior preferred stock, $0.01 par value. Authorized 50 million shares $170,000 involuntary liquidation preference, 170,000 shares issued and outstanding at June 30, 2012	1,700
Common stock, $0.01 par value. Authorized 200,000,000 shares, 9,403,697 issued and outstanding at June 30, 2012	94,037
Additional paid-in capital	76,844,750
Accumulated deficit	(69,840,310)
Accumulated comprehensive (loss)	(231,562)
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	6,868,615
Noncontrolling interest	2,669,370
Total equity	9,537,985
Total liabilities and Stockholders' equity	34,102,227
ProFormaAdjustmentsTCNMIDisposition
Cash and cash equivalents	(42,927)	[1]
Cash proceeds from the sale of TCNMI	1,000	[2]
Accounts receivable less allowance for doubtful accounts of zero at June 30, 2012	(413,223)	[1]
Other receivables	(27,171)	[1]
Other receivables on the sale of TCNMI	50,000	[1]
Deferred tax asset	(474,606)	[3]
Prepaid expenses and other current assets	(8,059)	[1]
Total current assets	(914,986)
Plant, and equipment, net of accumulated depreciation of $806,849 at June 30, 2012	(8,482)	[1]
Deferred tax asset, (net of valuation allowance of $22,103,132 at June 30, 2012)		[4]
Other assets	(9,487)	[1]
Total assets	(932,955)
Accounts payable	(439,157)	[1]
Accounts Payable - Others	33,883	[1]
Accrued expenses	(1,202,241)	[1]
Total current liabilities	(1,607,515)
Total liabilities	(1,607,515)
Accumulated deficit	674,560	[3]
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	674,560
Total equity	674,560
Total liabilities and Stockholders' equity	(932,955)
PernixProFormaConsolidated
Cash and cash equivalents	8,722,212
Cash proceeds from the sale of TCNMI	1,000
Accounts receivable less allowance for doubtful accounts of zero at June 30, 2012	17,033,441
Other receivables	243,925
Other receivables on the sale of TCNMI	50,000
Inventories	1,449,700
Deferred tax asset	1,114,347
Prepaid expenses and other current assets	386,638
Total current assets	29,001,263
Plant, and equipment, net of accumulated depreciation of $806,849 at June 30, 2012	400,085
Deferred tax asset, (net of valuation allowance of $22,103,132 at June 30, 2012)	3,729,878
Other assets	38,046
Total assets	33,169,272
Accounts payable	4,540,381
Accounts payable - related party	35,088
Accounts Payable - Others	65,584
Accrued expenses	9,373,599
Interest payable - related party	452,412
Short term debt	17,292
Short term debt - related party	1,000,000
Billings in excess of costs and estimated earnings	6,064,490
Dividends payable	103,109
Total current liabilities	21,651,955
Long Term Debt	30,471
Long-term debt - related party	1,274,301
Total liabilities	22,956,727
Convertible senior preferred stock, $0.01 par value. Authorized 50 million shares $170,000 involuntary liquidation preference, 170,000 shares issued and outstanding at June 30, 2012	1,700
Common stock, $0.01 par value. Authorized 200,000,000 shares, 9,403,697 issued and outstanding at June 30, 2012	94,037
Additional paid-in capital	76,844,750
Accumulated deficit	(69,165,750)
Accumulated comprehensive (loss)	(231,562)
Total Pernix Group, Inc. and Subsidiaries Stockholders' equity	7,543,175
Noncontrolling interest	2,669,370
Total equity	10,212,545
Total liabilities and Stockholders' equity	$ 33,169,272

[1]	To reflect the removal or adjustment of TCNMI balance sheet accounts as set forth in the October 12, 2012 Securities Purchase Agreement.
[2]	To reflect cash Pernix Group Inc. received for the sale of its interest in TCNMI.
[3]	To reflect estimated $0.7 million gain, net of tax expense of $0.4 million, related to the sale of TCNMI.
[4]	As disclosed in the Pernix Group, Inc. Form 10-Q filed on August 14, 2012, TCNMI had deferred tax assets related to historical net operating losses of $15,206,478 that were fully offset by a valuation allowance. Subsequent to the sale of TCNMI, these net operating loss deferred tax assets do not remain with the Company. However, the Company realized a tax loss for U.S. income tax purposes on the sale of TCNMI of $51.8 million, thereby generating new tax assets in the amount of $21.5 million, consisting of $3.8 million of state deferred tax assets and $17.7 million of federal deferred tax assets all of which are fully reserved for by a valuation allowance as of the sale date as the Company’s assessment at this time does not suggest that it is more likely than not that these assets will be realized.